Registration No. 333-145348

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. _ 2 __  POST-EFFECTIVE AMENDMENT NO. ___

(Check appropriate box or boxes)

CATALYST FUNDS

(Exact Name of Registrant as Specified in Charter)

630 Fitzwatertown Road, Building A, 2nd Floor

Willow Grove, Pennsylvania, 19090

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including area code: (866) 447-4228

David F. Ganley

630 Fitzwatertown Road, Building A, 2nd Floor

Willow Grove, Pennsylvania, 19090

(Name and Address of Agent for Service)

With copies to:

Marc L. Collins

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

and to:

Arthur Don

Seyfarth Shaw LLP

131 S. Dearborn Street, Suite 2400

Chicago, IL 60603

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For the new shares of the Catalyst OPTI-flex® Fund, the approximate date of proposed public offering is as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. The public offering of shares of Registrant’s series is ongoing. The title of securities being registered is shares of beneficial interest.

It is proposed that this filing will go effective on September 28, 2007, pursuant to Rule 488.

No filing fee is due because of the Registrant’s reliance on Section 24(f) of the Investment Company Act of 1940.

This pre-effective amendment is being filed to  correct the EDGAR submission information by identifying the Catalyst O PTI-flex  Fund series as the acquiring fund, and to identify the appropriate classes of the series ..

CATALYST FUNDS

FORM N-14

The following parts of the Registration Statement are hereby incorporated by reference to Pre-Effective Amendment No.1 to this Registration Statement on Form N-14 filed on August 30, 2007, Acc-no: 0001162044-07-000499 (33 Act) :

Cover Sheet

Contents of Registration Statement on Form N-14

Letter to Shareholders

Notice of Special Meeting

Part A – Prospectus and Proxy Statement

Part B – Statement of Additional Information

CATALYST FUNDS

FORM N-14

PART C

OTHER INFORMATION

Item 15. Indemnification

(a)

Article VI of New Trust’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b)

New Trust may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the New Trust, its Trustees and officers, and could cover the adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)

In so far as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the New Trust pursuant to the provisions of Ohio law and the Agreement and Declaration of the New Trust or the By-Laws of the New Trust, or otherwise, the New Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the New Trust of expenses incurred or paid by a trustee, officer or controlling person of the New Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the New Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

(1)

Articles of Incorporation.

(a)     Registrant’s Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on March 17, 2006, is hereby incorporated by reference.

(b)     Amendment No. 1 to Agreement and Declaration of Trust which was filed as an exhibit to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A on July 12, 2007, is hereby incorporated by reference.

(c)    Amendment No. 2 to Agreement and Declaration of Trust which was filed as an exhibit to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A on July 12, 2007, is hereby incorporated by reference.

(2)

By-laws.  Registrant’s By-laws, which were filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on March 17, 2006, are hereby incorporated by reference.

(3)

Voting Trust Agreements. None

(4)

Agreement and Plan of Reorganization and Termination which was filed as Appendix A to Part A of Pre-Effective Amendment No.1 to this Registration Statement on Form N-14 on August 30, 2007 is hereby incorporated by reference ..

(5)

Instruments Defining Rights of Security Holders.  None (other than in the Declaration of

Trust and By-laws of the Registrant).

(6)

Investment Advisory Contracts.

(i)

Management Agreement for the Catalyst Value Fund, which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on July 11, 2006, is hereby incorporated by reference.

(ii)

Expense Limitation Agreement for the Catalyst Value Fund which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on May 4, 2007, is hereby incorporated by reference.

(iii)

Management Agreement for the Listed Private Equity Plus Fund which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on May 4, 2007, is hereby incorporated by reference.

(iv)

Expense Limitation Agreement for the Listed Private Equity Plus Fund which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on May 4, 2007, is hereby incorporated by reference.

(v)

Management Agreement for the Catalyst OPTI-flex Fund which was filed as an exhibit to the Registrant’s Registration Statement on Form N-14 on August 10, 2006, is hereby incorporated by reference.

(vi)

Sub-Advisory Agreement for the Catalyst OPTI-flex Fund which was filed as an exhibit to the Registrant’s Registration Statement on Form N-14 on August 10, 2006, is hereby incorporated by reference.

(vii)

Expense Limitation Agreement for the Catalyst OPTI-flex Fund which was filed as an exhibit to the Registrant’s Registration Statement on Form N-14 on August 10, 2006, is hereby incorporated by reference.

(7)

Underwriting Contracts.

(i)

Distribution Agreement with Matrix Capital Group, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on July 11, 2006, is hereby incorporated by reference.

(ii)

Distribution Agreement between Matrix Capital Group, Inc. and the Listed Private Equity Plus Fund which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on May 4, 2007, is hereby incorporated by reference.

(iii)

Revised Schedule to the Distribution Agreement with Matrix Capital Group, Inc., to be supplied by subsequent amendment to the Fund's Registration Statement on Form N-1A.

(8)

Bonus or Profit Sharing Contracts.  None.

(9)

Custodian Agreements.

(a)

Custody Agreement with The Huntington National Bank, which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on July 11, 2006, is hereby incorporated by reference.

(b)

Custody Agreement with U.S. Bank to be supplied by subsequent amendment to the Fund's Registration Statement on Form N-1A.

(10)

Rule 12b-1 Plan, Rule 18f-3 Plan.

(a)

Rule 12b-1 Plan

(1)

Class A Master Distribution Plan, which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on July 11, 2006, is hereby incorporated by reference.

(2)

Revised Schedule to Class A Master Distribution Plan which was filed as an exhibit to Pre-Effective Amendment No.1 to this Registration Statement on Form N-14 on August 30, 2007 is hereby incorporated by reference ..

(3)

Class C Master Distribution Plan, which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on July 11, 2006, is hereby incorporated by reference.

(4)

Revised Schedule to Class C Master Distribution Plan which was filed as an exhibit to the Registrant’s Registration Statement on Form N-14 on August 10, 2006, is hereby incorporated by reference.

(b)  Rule 18f-3 Plan.

(1)

Multiple Class Plan, which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on July 11, 2006, is hereby incorporated by reference.

(2)

Revised Multiple Class Plan which was filed as an exhibit to Pre-Effective Amendment No.1 to this Registration Statement on Form N-14 on August 30, 2007 is hereby incorporated by reference.

(11)

Legal Opinion.

(a)

Opinion of Thompson Hine LLP which was filed as an exhibit to Pre-Effective Amendment No.1 to this Registration Statement on Form N-14 on August 30, 2007 is hereby incorporated by reference. ..

(b)

Consent of Thompson Hine LLP is filed herewith.

(12)

Tax Opinion.

(a)

Opinion and of Thompson Hine LLP, which was filed as an exhibit to Pre-Effective Amendment No.1 to this Registration Statement on Form N-14 on August 30, 2007 is hereby incorporated by reference. ..

(b)

Consent of Thompson Hine LLP is filed herewith.

(13)

Other Material Contracts.

(a)

Investment Company Services Agreement with Matrix Capital Group, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on July 11, 2006, is hereby incorporated by reference.

(b)

Revised Schedule to the Investment Company Services Agreement with Matrix

Capital Group, Inc. to be supplied by subsequent amendment to the Fund's

Registration Statement on Form N-1A.

(14)

Other Opinions.  Consent of Accountants which was filed as an exhibit to Pre-Effective Amendment No.1 to this Registration Statement on Form N-14 on August 30, 2007 is hereby incorporated by reference.

(15)

Omitted Financial Statements.  None.

(16)

Powers of Attorney

(a)

Powers of Attorney. Powers of Attorney of the Trust, and a certificate with respect thereto, and certain Trustees and officers of the Trust, which were filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on July 11, 2006, are hereby incorporated by reference.

Item 17. Undertakings.

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act (17 CFR 230.145c), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Lloyd Harbor and State of New York, on the 10th day of September, 2007.

Catalyst Funds

By: s/Jerry Szilagyi

Registrant

Jerry Szilagyi, Trustee

As required by the Securities Act of 1933, this registration statement has been signed by the following person in the capacities and on the dates indicated.

Signature

Title

Date

_____________________

Trustee

September 10, 2007

Tobias Caldwell

_s/Bert Pariser_________

Trustee

September 10, 2007
Dr. Bert Pariser

_s/Jerry Szilagyi________

Trustee

September 10, 2007
Jerry Szilagyi

_s/David F. Ganley______

Treasurer, Principal Financial

September 10, 2007
David F. Ganley

Officer, Principal Accounting Officer

Tiberiu Weisz *_________

Trustee

September 10, 2007
Tiberiu Weisz

_s/Christoipher Anci_____

President

September 10, 2007
Christopher Anci

* By Joann M. Strasser   Attorney in Fact

/S/ Joann M. Strasser

Joann M. Strasser

Attorney in Fact

EXHIBIT LIST

Exhibit 11(b)

Consent of Thompson Hine LLP

Exhibit 12(b)

Consent of Thompson Hine LLP